Condensed Interim Statements of Operations - CAD	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
OPERATING EXPENSES
Accretion expenses	CAD 5,897		CAD 12,563
Application and membership fees	3,247		23,394
Amortization expense	4,356	4,439	20,198	20,338
Business development	2,486	2,703	13,901	25,145
Foreign exchange loss			1,616
Interest	1,045	1,631	26,792
Occupancy costs	7,982	7,844	32,012	41,470
Office and general	1,607	668	7,426	18,915
Professional fees	154,755	12,989	859,993	582,564
Research and development	1,075	804	3,184	46,228
Stock based compensation	151,105	75,050	808,972	324,916
Telephone and internet services	2,857	3,357	14,511	14,802
Travel	5,025	3,011	19,626	12,911
Extinguishment of debt			61,052
Impairment of intangible assets			15,970
Total Operating Expenses	341,437	112,496	1,921,210	1,087,289
Operating Loss			1,921,210	1,087,289
Deferred Income Tax Recovery			(7,215)
Net Loss for the Period	CAD 341,437	CAD 112,496	CAD 1,913,995	CAD 1,087,289
Net loss per common share -basic and diluted	CAD 0.04	CAD 0.01	CAD 0.20	CAD 0.12
Weighted average common shares outstanding - basic and diluted	9,728,634	9,257,234	9,389,903	9,238,710